UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:          September 30, 2009


Check here if Amendment [     ]; Amendment Number:
     This Amendment (Check only one.): [   ]   is a restatement.
                                       [   ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        GV Financial Advisors
Address:     1100 Abernathy Road
             Building 500, Suite 500
             Atlanta, GA 30328

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Debbie Powell
Title:   Operations Manager
Phone:   770-295-5756

Signature, Place, and Date of Signing:

/s/ Debbie Powell                 Atlanta, GA
     [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[    ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[    ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:                 33

Form 13F Information Table Value Total:             $102,849,000
                                                     (thousands)




List of Other Included Managers:




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
ISSUER                           SYMBOL     CUSIP          VALUE         SH/PRN    INVESTMENT  OTHER      VOTING AUTHORITY
                                                          1,000.00       AMOUNT    DISCRETION   MGRS    SOLE     SHARED  NONE
Ishares Tr Lehman   U S Aggreg    AGG     464287226    2,033,806.00     2,408          Yes       No                       No
IShares Lehman Inter              CIU     464288638       25,875.00       250          Yes       No                       No
Barclays Bk Plc Ipath Index Lk    DJP     06738C778    1,635,330.00     1,036          Yes       No                       No
iShares MSCI Emerging Markets     EEM     464287234    4,064,291.00       213          Yes       No                       No
Ishares Trust EAFE Index Fund     EFA     464287465   24,792,178.00     1,040          Yes       No                       No
Ishares Trust MSCI Index          EFG     464288885      336,585.15     6,309          Yes       No                       No
Ishares Trust MSCI Index          EFG     464288877       87,067.20     1,632          Yes       No                       No
Ishares Tr Msci Eafe Value Ind    EFV     464288877      445,251.00     6,863          Yes       No                       No
IShares IBoxx High Yield Cap B    HYG     464288513       23,918.95       277          Yes       No                       No
Ishares Tr Dow Jones US Region    IAT     464288778      205,156.00       151          Yes       No                       No
Ishares Comex Gold                IAU     464285105       29,679.00       300          Yes       No                       No
Ishares Tr Cohen & Steers Real    ICF     464287564    2,597,049.00       357          Yes       No                       No
Ishares Tr S&P Smallcap           IJR     464287804        2,774.02        53          Yes       No                       No
iShares S&P 500 Barra Value Fu    IVE     464287408      623,136.00     9,600          Yes       No                       No
iShares S&P 500 Barra Growth F    IVW     464287309      277,725.00       531          Yes       No                       No
Ishares Tr  Russell Microcap      IWC     464288869      445,095.00       246          Yes       No                       No
iShares Russell 1000 Val          IWD     464287598   23,050,090.00       552          Yes       No                       No
iShares Russell 1000 Gwt          IWF     464287614   22,065,927.00     1,545          Yes       No                       No
iShares Russell 2000              IWM     464287655      221,975.00       268          Yes       No                       No
iShares Russell 2000 Value Ind    IWN     464287630    9,279,404.00        43          Yes       No                       No
Ishares Russell 2000 Growth In    IWO     464287481    8,851,413.00       350          Yes       No                       No
Ishares Tr Russell Midcap Valu    IWS     464287473      143,451.00     1,350          Yes       No                       No
iShares Russell 3000 Index Fun    IWV     464287689          185.97         3          Yes       No                       No
Ishares Trust USD                 IYR     464287739      709,849.00  2,158.72          Yes       No                       No
Ishares Tr Large Growth Index     JKE     464287119      153,832.00     2,492          Yes       No                       No
Ishares Tr Small Growth Index     JKK     464288604       55,251.00       786          Yes       No                       No
Ishares Tr Small Value Index F    JKL     464288703      250,729.00     1,947          Yes       No                       No
Ishares Tr Kld Select Social      KLD     464288802      152,460.00     1,709          Yes       No                       No
Ishares GS Investop Corp BD       LQD     464287242       26,670.00       250          Yes       No                       No
IShares S&P Natl Muni BD FD       MUB     464288414       74,483.20       704          Yes       No                       No
IShares Barclays Short Trea Bo    SHV     464288679       76,802.43       697          Yes       No                       No
Ishares Tr  1-3 Yr  Treas Inde    SHY     464287457       37,216.43       443          Yes       No                       No
iShares S&P Short Term Nationa    SUB     464288158       74,001.96       698          Yes       No                       No
